Composition of Preferred Stock (Parenthetical) (Detail)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Class of Stock [Line Items]
Number of shares Authorized	4,251,442,000	4,369,512,000	4,369,512,000
First to fourth series class XIV Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	900,000,000
First to fourth series class XV Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	900,000,000
First to fourth series class XVI Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000